Transactions with related parties - Loan from related party (Details) - Dynagas Holding Ltd - USD ($) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Nov. 14, 2018	Nov. 18, 2013	Dec. 31, 2018	Dec. 31, 2017
$30 million Sponsor Facility
Debt Instruments
Revolving credit facility borrowing capacity		$ 30,000
Duration of facility		5 years
Line of credit facility, expiration date			Nov. 30, 2023
Revolving credit facility amount drawn down			$ 0	$ 0
$30 million Extended Sponsor Facility
Debt Instruments
Duration of facility	5 years